Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Commitments and Contingencies [Abstract]
Percentage of income deriving from products	3.00%
Royalties expenses	$ 10	$ 320
Maximum total royalty amount	$ 6,966